Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of December 31,
	2025	2024

Capitalized development costs (1)	$13,385,407	$11,995,622
Purchased software	401,485	384,643
Software from business combinations	38,463,677	43,184,301
Subtotal	52,250,569	55,564,566
Less: accumulated amortization	(15,459,435)	(15,877,444)
Impairment of software from business combinations	(30,694,316)	(28,614,264)
Intangible assets, net	$6,096,818	$11,072,858

(1)	The Group capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.